Schedule of Stock Option and Related Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
No. of Stock Option, Beginning Balance	105,090	114,301	108,500
Weighted-Average Grant Date Fair Value Per Stock Option, Beginning Balance	$ 98.6	$ 108.62	$ 105.80
Weighted-Average Remaining Contractual Life, Ending	9 years	7 years 9 months 18 days	1 year 7 months 24 days	2 years 7 days
No. of Stock Option, Granted	150,934		16,837
Weighted-Average Grant Date Fair Value Per Stock Option, Granted	$ 7.8		$ 20.54
No. of Stock Option, Exercised
Weighted Average Grant Date Fair Value Per Stock Option, Exercised
No. of Stock Option, Expired
Weighted Average Grant Date Fair Value Per Stock Option, Expired
No. of Stock Option, Forfeited	(95,183)	(9,211)	(11,036)
Weighted Average Grant Date Fair Value Per Stock Option, Cancelled/Forfeited		$ (76.60)	$ (53.46)
No. of Stock Option, Ending Balance	160,841	105,090	114,301	108,500
Weighted-Average Grant Date Fair Value Per Stock Option, Ending Balance	$ 32.7	$ 98.6	$ 108.62	$ 105.80
Weighted-Average Remaining Contractual Life, Ending		7 months 24 days
Weighted-Average Remaining Contractual Life, Granted	9 years 8 months 12 days		1 year 3 months 10 days
No. of Stock Option, Vested and expected	$ 160,841
Weighted-Average Grant Date Fair Value Per Stock Option, Vested and expected Ending Balance	$ 32.7
Weighted-Average Remaining Contractual Life, Vested and expected Ending	9 years
Previously Reported [Member]
Weighted-Average Grant Date Fair Value Per Stock Option, Beginning Balance	$ 98.55
Weighted-Average Grant Date Fair Value Per Stock Option, Ending Balance		$ 98.55